Gross Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Contingency [Line Items]
Beginning Balance	$ 455	$ 1,704
Additions for tax position related to prior year	253	190
Lapse of Statute of Limitation	(180)
Effective settlements with tax authorities		(1,439)
Ending Balance	$ 528	$ 455